Consolidated income statement - SEK (kr) shares in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net sales	kr 201,303	kr 222,608	kr 246,920
Cost of sales	(156,758)	(156,243)	(161,101)
Gross income	kr 44,545	kr 66,365	kr 85,819
Gross margin (%)	22.10%	29.80%	34.80%
Research and development expenses	kr (37,887)	kr (31,635)	kr (34,844)
Selling and administrative expenses	(32,676)	(28,866)	(29,285)
Operating expenses	(70,563)	(60,501)	(64,129)
Other operating income	1,154	1,987	1,568
Other operating expense	(13,286)	(1,583)	(1,415)
Share in earnings of joint ventures and associated companies	24	31	(38)
Operating income (loss)	(38,126)	6,299	21,805
Financial income	(361)	(115)	525
Financial expenses	(843)	(2,158)	(2,458)
Income after financial items	(39,330)	4,026	19,872
Taxes	4,267	(2,131)	(6,199)
Net income (loss)	(35,063)	1,895	13,673
Net income (loss) attributable to:
Stockholders of the Parent Company	(35,206)	1,716	13,549
Non-controllinginterest	kr 143	kr 179	kr 124
Other information
Average number of shares, basic (million)	3,277	3,263	3,249
Earnings (loss) per share attributable to stockholders of the Parent Company, basic (SEK) 1)	kr (10.74)	kr 0.53	kr 4.17
Earnings (loss) per share attributable to stockholders of the Parent Company, diluted (SEK)1)	kr (10.74)	kr 0.52	kr 4.13